ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable for business acquisitions		¥ 39	¥ 118
Accrual for customer loyalty program		154	138
Payable to noncontrolling interest holders		107	87
Payable to franchisees		698	418
Other payables		351	264
Accrued rental, utilities and other accrued expenses		187	174
Deferred rental, current		71	50
Total	$ 233	¥ 1,607	¥ 1,249
Additional disclosures
Payable to franchisees, term (in years)	1 year